Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Detailed Information About Intangible Assets [Abstract]
Schedule of intangible assets
	Application development	Originals and Sessions	Other intangibles	Work in progress	Total
	USD	USD	USD	USD	USD
2020
Cost:
At January 1, 2020	1,893,210	245,757	42,850	140,688	2,322,505
Additions	-	-	16,600	-	16,600
Additions – internally developed	775,890	7,627	-	16,701	800,218
Transferred	-	89,261	-	(89,261)	-
At December 31, 2020	2,669,100	342,645	59,450	68,128	3,139,323
Amortization:
At January 1, 2020	829,451	104,235	6,359	-	940,045
Charge for the year (note 6)	466,192	146,092	10,992	-	623,276
At December 31, 2020	1,295,643	250,327	17,351	-	1,563,321
Net carrying amount:
At December 31, 2020	1,373,457	92,318	42,099	68,128	1,576,002

2021
Cost:
At January 1, 2021	2,669,100	342,645	59,450	68,128	3,139,323
Additions	-	-	18,864	86,350	105,214
Additions – internally developed	911,599	123,851	-	38,099	1,073,549
Transferred	-	81,701	-	(81,701)	-
At December 31, 2021	3,580,699	548,197	78,314	110,876	4,318,086
Amortization:
At January 1, 2021	1,295,643	250,327	17,351	-	1,563,321
Charge for the year (note 6)	619,259	74,556	18,104	-	711,919
At December 31, 2021	1,914,902	324,883	35,455	-	2,275,240
Net carrying amount:
At December 31, 2021	1,665,797	223,314	42,859	110,876	2,042,846